GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
13.	GOODWILL
   The carrying value of goodwill was impaired as of December 31, 2013 (see note 6, Measurement uncertainty – impairment of long-lived assets).